Note 21 - Commitments and Contingencies (Tables)	12 Months Ended
Oct. 31, 2021
Statement Line Items [Line Items]
Disclosure of commitments [text block]
(thousands of Canadian dollars)
	2021	2020

Loan commitments	$296,248	$238,724
Letters of credit	46,462	50,284

	$342,710	$289,008

Disclosure of offsetting of financial assets and financial liabilities [text block]
(thousands of Canadian dollars)
	2021	2020

Securitized contracts	$-	$1,318
Letters of credit	7,803	3,914

	$7,803	$5,232